October 1, 2007


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: BlackRock Summit Cash Reserves Fund of
BlackRock Financial Institutions Series Trust
Post-Effective Amendment No. 27 to the Registration
Statement on Form N-1A (Securities Act File No.
2-78646, Investment Company Act File No. 811-3189)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities
 Act of 1933, as amended (the "1933 Act"), BlackRock
Summit Cash Reserves Fund of BlackRock Institutions
Series Trust hereby certifies that:

(1)	the form of Prospectus and Statement of
Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective
Amendment No. 27 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 27
to the Fund's registration Statement on Form N-1A was filed electronically with the Securities and Exchange
Commission on September 26,2007.

Sincerely,

BlackRock Summit Cash Reserves Fund of BlackRock
Financial Institutions Series Trust

/s/ Denis Molleur

Denis Molleur
Managing Director
Legal & Compliance